PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 94.3% of Net Assets
Non-Convertible Bonds – 94.1%
	ABS Car Loan – 1.0%
$1,320,703	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	$1,321,662
17,833	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870%, 8/18/2021	17,831
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	2,002,353
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	12,081,770
15,005,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	15,099,970
10,350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,527,176
4,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	5,100,224
11,130,000	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	11,135,960
105,939	Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.560%, 10/15/2025, 144A	105,949
7,435,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class B, 3.210%, 8/17/2026, 144A	7,509,728
229,131	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	229,189
4,108,142	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	4,115,419
4,140,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	4,182,966
2,475,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	2,478,652

		75,908,849

	ABS Credit Card – 0.1%
11,115,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	11,104,145

	ABS Home Equity – 1.8%
2,888,235	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	2,945,926
1,588,321	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	1,600,049
8,753,365	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	8,911,800
4,793,787	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	4,905,326
1,968,826	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	2,003,896
2,178,610	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	2,230,267
2,159,719	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	2,157,910

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$5,865,706	Colony American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	$5,862,883
34,932	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)(b)(c)	34,507
25,129,537	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 2.640%, 6/17/2037, 144A(d)	25,090,543
8,320,000	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 2.669%, 12/22/2069, 144A(d)	8,342,572
2,205,447	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	2,201,341
8,002,310	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	8,117,712
2,391,754	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	2,448,717
2,240,914	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	2,253,712
5,134,744	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	5,214,291
11,177,277	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	11,384,055
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.952%, 10/25/2053, 144A(a)	1,497,357
6,021,116	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	6,026,319
5,018,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	5,215,595
5,424,874	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	5,447,281
6,017,000	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	5,882,543
12,198,418	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	12,620,129

		132,394,731

	ABS Other – 0.1%
2,123,859	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	2,128,077
4,259,800	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	4,261,552

		6,389,629

	ABS Whole Business – 0.5%
19,100,250	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	19,595,781
14,299,000	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	14,536,650

		34,132,431

	Aerospace & Defense – 0.2%
921,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	951,220

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$14,932,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	$16,369,355

		17,320,575

	Agency Commercial Mortgage-Backed Securities – 3.0%
15,165,000	Federal National Mortgage Association, Series 2015-M15, Class A2, 2.923%, 10/25/2025(a)	15,657,271
6,750,000	Federal National Mortgage Association, Series 2015-M17, Class A2, 2.934%, 11/25/2025(a)	6,964,319
10,975,000	Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	11,137,498
20,355,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.876%, 11/25/2027(a)	20,969,662
1,660,000	Federal National Mortgage Association, Series 2017-M15, Class A2, 2.959%, 9/25/2027(a)	1,729,429
7,591,000	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.483%, 12/25/2026(a)	7,678,991
6,538,096	Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, 2/25/2027(a)	6,786,983
11,860,279	Federal National Mortgage Association, Series 2018-M1, Class A2, 2.985%, 12/25/2027(a)	12,357,509
2,460,000	Federal National Mortgage Association, Series 2018-M10, Class A2, 3.384%, 7/25/2028(a)	2,628,117
17,925,000	Federal National Mortgage Association, Series 2018-M7, Class A2, 3.052%, 3/25/2028(a)	18,802,689
4,665,000	Federal National Mortgage Association, Series 2018-M8, Class A2, 3.325%, 6/25/2028(a)	4,961,673
7,350,000	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A2, 3.002%, 1/25/2024	7,591,079
2,770,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,838,328
6,195,000	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,599,305
6,995,000	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,481,609
5,105,490	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,465,497
915,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/2027(a)	967,140
1,310,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.286%, 11/25/2027	1,392,837
8,045,000	FHLMC Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	8,640,566
2,550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.350%, 1/25/2028	2,722,569
21,680,000	FHLMC Multifamily Structured Pass Through Certificates, Series K081, Class A2, 3.900%, 8/25/2028(a)	23,998,886
7,205,000	FHLMC Multifamily Structured Pass Through Certificates, Series K082, Class A2, 3.920%, 9/25/2028(a)	7,989,387
10,465,000	FHLMC Multifamily Structured Pass Through Certificates, Series K084, Class A2, 3.780%, 10/25/2028(a)	11,482,149

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Agency Commercial Mortgage-Backed Securities – continued
$11,410,000	FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2, 2.946%, 7/25/2024	$11,757,700
2,151,433	FNMA, 2.880%, 12/01/2027	2,229,949
6,485,000	FNMA, 2.900%, 12/01/2027	6,703,168
5,035,000	FNMA, 2.950%, 11/01/2027	5,243,213
1,823,611	FNMA, 3.015%, 7/01/2028	1,907,316

		224,684,839

	Airlines – 0.0%
2,217,826	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,335,926
505,079	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	515,888

		2,851,814

	Automotive – 1.6%
12,010,000	Ford Motor Credit Co. LLC, 3.336%, 3/18/2021	12,100,305
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	28,581,975
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	17,182,149
18,701,000	General Motors Co., 5.000%, 4/01/2035	19,331,638
22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	22,893,461
10,350,000	Toyota Motor Corp., 2.358%, 7/02/2024	10,496,663
8,370,000	Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026, 144A	8,584,404

		119,170,595

	Banking – 9.3%
21,085,000	American Express Co., 2.500%, 7/30/2024	21,331,708
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,500,100
31,480,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	33,352,116
10,172,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	10,409,464
45,265,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	47,847,523
5,715,000	Bank of America Corp., GMTN, 2.625%, 4/19/2021	5,767,360
10,850,000	Bank of Montreal, Series D, 3.100%, 4/13/2021	11,027,212

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$45,518,000	Barclays PLC, 2.875%, 6/08/2020	$45,652,733
7,058,000	Barclays PLC, 3.200%, 8/10/2021	7,153,763
31,390,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	31,762,821
14,545,000	Capital One NA, 2.150%, 9/06/2022	14,569,693
5,780,000	Citigroup, Inc., 2.650%, 10/26/2020	5,811,549
30,055,000	Citigroup, Inc., 4.050%, 7/30/2022	31,412,264
6,165,000	Credit Suisse AG, 2.100%, 11/12/2021	6,194,177
35,820,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	35,993,128
11,955,000	Goldman Sachs Bank USA, SOFR + 0.600%, 2.150%, 5/24/2021(d)	11,960,832
5,780,000	Goldman Sachs Group, Inc. (The), 2.600%, 4/23/2020	5,787,527
12,701,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	13,228,457
14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	15,959,951
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	18,681,004
19,915,000	Huntington Bancshares, Inc., 2.625%, 8/06/2024	20,199,537
3,205,000	JPMorgan Chase & Co., 2.550%, 3/01/2021	3,229,791
10,919,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	11,268,886
1,785,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	1,816,724
10,223,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,616,798
23,597,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	24,777,388
33,445,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	33,449,886
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,287,161
3,955,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	4,017,376
23,780,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	25,749,530
7,690,000	Morgan Stanley, 2.800%, 6/16/2020	7,721,963
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	20,353,897
3,381,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,591,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	$13,220,532
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	23,143,208
16,700,000	Nationwide Building Society, (fixed rate to 4/26/2022, variable rate thereafter), 3.622%, 4/26/2023, 144A	17,178,766
18,510,000	PNC Bank NA, (fixed rate to 12/9/2021, variable rate thereafter), 2.028%, 12/09/2022	18,535,433
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	11,277,437
18,300,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	18,563,099
14,405,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	14,699,968
25,285,000	Toronto Dominion Bank (The), MTN, 2.650%, 6/12/2024	25,901,769

		703,004,181

	Building Materials – 0.1%
8,563,000	Owens Corning, 4.200%, 12/01/2024	9,036,346

	Cable Satellite – 0.4%
11,360,000	Comcast Corp., 2.650%, 2/01/2030	11,408,667
924,000	Time Warner Cable LLC, 5.500%, 9/01/2041	1,032,207
2,648,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,039,301
8,447,000	Time Warner Cable LLC, 6.550%, 5/01/2037	10,362,310
2,013,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,543,425

		28,385,910

	Chemicals – 1.4%
26,749,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	30,627,605
3,680,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	3,854,800
14,107,000	Methanex Corp., 5.250%, 3/01/2022	14,829,832
17,715,000	Methanex Corp., 5.250%, 12/15/2029	18,306,210
10,242,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	10,792,610
11,165,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	12,881,730
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,513,467

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$6,545,000	Univar Solutions USA, Inc., 5.125%, 12/01/2027, 144A	$6,831,540

		102,637,794

	Collateralized Mortgage Obligations – 1.0%
21,449,098	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042	21,652,615
2,608,176	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	2,652,115
5,000,000	Federal Home Loan Mortgage Corp., Series 3654, Class DC, 5.000%, 4/15/2030	5,568,349
500,207	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.104%, 10/20/2060(d)	497,546
412,874	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.124%, 10/20/2060(d)	410,722
323,385	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.224%, 2/20/2061(d)	322,585
3,505,522	Government National Mortgage Association, Series 2012-H12, Class FA, 1-month LIBOR + 0.550%, 2.324%, 4/20/2062(d)	3,505,376
450,350	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.294%, 8/20/2062(d)	450,052
3,679,443	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.174%, 10/20/2062(d)	3,666,914
904,811	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(b)(c)	896,710
1,647,321	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	1,641,746
2,265,062	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	2,255,420
5,833,960	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	5,834,994
9,554,641	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	9,545,622
12,153,066	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	11,964,414
6,008,116	Government National Mortgage Association, Series 2015-H13, Class FG, 1-month LIBOR + 0.400%, 2.174%, 4/20/2065(d)	5,987,947
116,690	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 2.054%, 5/20/2063(b)(c)(d)	115,803

		76,968,930

	Construction Machinery – 0.3%
7,060,000	Caterpillar Financial Services Corp., MTN, 2.150%, 11/08/2024	7,088,762
8,705,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	9,087,498
4,790,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	4,900,019

		21,076,279

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – 0.4%
$25,600,000	Amazon.com, Inc., 4.250%, 8/22/2057	$31,229,991

	Consumer Products – 0.3%
5,595,000	Hasbro, Inc., 3.550%, 11/19/2026	5,634,308
1,040,000	Hasbro, Inc., 3.900%, 11/19/2029	1,047,543
11,675,000	Whirlpool Corp., 4.750%, 2/26/2029	13,008,690
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,624,468

		23,315,009

	Diversified Manufacturing – 0.1%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,447,692
2,770,000	General Electric Co., 5.300%, 2/11/2021	2,857,890

		4,305,582

	Electric – 1.2%
26,274,435	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	28,573,448
3,315,000	Enel Americas S.A., 4.000%, 10/25/2026	3,431,058
3,364,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,544,368
17,805,000	Florida Power & Light Co., 3.150%, 10/01/2049	18,010,127
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	17,974,157
5,930,000	PPL Electric Utilities Corp., 3.000%, 10/01/2049	5,669,947
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,844,250
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,631,894
3,050,000	Virginia Electric & Power Co., Class A, 2.875%, 7/15/2029	3,125,492

		93,804,741

	Finance Companies – 0.4%
1,534,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,572,507
18,035,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	18,857,733
3,910,000	International Lease Finance Corp., 5.875%, 8/15/2022	4,260,026

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$4,840,000	Navient LLC, MTN, 8.000%, 3/25/2020	$4,889,949

		29,580,215

	Financial Other – 0.1%
6,315,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027, 144A	6,457,908

	Food & Beverage – 0.4%
7,380,000	Bacardi Ltd., 5.150%, 5/15/2038, 144A	8,340,273
16,885,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	19,618,315
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,777,960

		31,736,548

	Government Owned - No Guarantee – 2.6%
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	8,030,201
17,981,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	19,014,368
11,005,000	Mexico City Airport Trust, 5.500%, 7/31/2047, 144A	11,349,016
18,213,000	OCP S.A., 5.625%, 4/25/2024, 144A	20,128,170
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,493,200
10,955,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	11,735,544
11,250,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	12,302,921
18,945,000	Syngenta Finance NV, 3.698%, 4/24/2020, 144A	19,004,608
31,720,000	Tennessee Valley Authority, 4.250%, 9/15/2065	41,290,119
9,045,000	Tennessee Valley Authority, 4.625%, 9/15/2060	12,415,394
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,792,309
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	15,101,662
10,930,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	12,501,297

		199,158,809

	Healthcare – 0.6%
7,470,000	CVS Health Corp., 4.300%, 3/25/2028	8,160,536
18,025,000	CVS Health Corp., 5.050%, 3/25/2048	21,360,101

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$13,364,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	$13,497,640

		43,018,277

	Hybrid ARMs – 0.0%
31,550	FNMA, 6-month LIBOR + 1.544%, 3.881%, 2/01/2037(d)	32,709

	Independent Energy – 0.6%
14,785,000	Occidental Petroleum Corp., 2.600%, 8/13/2021	14,894,406
9,258,667	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	9,582,813
985,000	QEP Resources, Inc., 5.250%, 5/01/2023	975,150
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	10,486,980
12,316,000	SM Energy Co., 6.125%, 11/15/2022	12,439,160

		48,378,509

	Industrial Other – 0.4%
11,005,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	10,915,163
4,020,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	5,110,505
3,750,000	Georgetown University (The), Series B, 4.315%, 4/01/2049	4,444,612
5,920,000	University of Pennsylvania, 3.610%, 2/15/2119	6,069,000

		26,539,280

	Life Insurance – 0.1%
9,158,000	Northwestern Mutual Life Insurance Co. (The), 3.625%, 9/30/2059, 144A	9,184,900

	Media Entertainment – 0.7%
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,494,036
15,635,000	Prosus NV, 4.850%, 7/06/2027, 144A	17,039,649
32,599,000	Prosus NV, 6.000%, 7/18/2020, 144A	33,123,583

		52,657,268

	Metals & Mining – 0.3%
17,135,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	17,349,187
1,990,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	2,013,640

		19,362,827

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – 1.1%
$670,000	Energy Transfer Operating LP, 5.150%, 2/01/2043	$688,745
6,959,000	Energy Transfer Operating LP, 5.950%, 10/01/2043	7,773,434
10,082,000	Energy Transfer Operating LP, 6.500%, 2/01/2042	11,992,578
1,578,000	Energy Transfer Operating LP, 6.625%, 10/15/2036	1,875,947
13,236,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	14,040,999
2,745,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	2,913,608
2,555,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,709,725
10,668,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	11,402,011
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	4,998,903
17,979,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,877,612
2,080,000	Sunoco Logistics Partners Operations LP, 5.400%, 10/01/2047	2,261,540

		80,535,102

	Mortgage Related – 28.8%
63,446,718	FHLMC, 2.500%, 12/01/2049	62,747,723
31,193,368	FHLMC, 3.000%, with various maturities from 2042 to 2049(e)	31,748,744
94,109,614	FHLMC, 3.500%, with various maturities from 2043 to 2049(e)	97,584,832
32,093,790	FHLMC, 4.000%, with various maturities from 2044 to 2048(e)	34,329,512
196,874,603	FHLMC, 4.500%, with various maturities from 2041 to 2049(e)	208,503,711
28,667,919	FHLMC, 5.000%, with various maturities from 2048 to 2049(e)	30,687,900
10,231	FHLMC, 6.000%, 6/01/2035	11,738
199,803,936	FNMA, 2.500%, with various maturities from 2045 to 2058(e)	197,704,588
477,200,191	FNMA, 3.000%, with various maturities from 2045 to 2049(e)	484,817,586
413,814,428	FNMA, 3.500%, with various maturities from 2043 to 2049(e)	426,149,723
205,235,209	FNMA, 4.000%, with various maturities from 2041 to 2049(e)	215,672,735
181,972,800	FNMA, 4.500%, with various maturities from 2043 to 2049(e)	192,297,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$29,553,147	FNMA, 5.000%, with various maturities from 2048 to 2049(e)	$31,636,016
152,660	FNMA, 6.000%, with various maturities from 2034 to 2037(e)	174,842
12,950	FNMA, 6.500%, with various maturities from 2029 to 2031(e)	14,375
39,758	FNMA, 7.000%, with various maturities in 2030(e)	43,801
20,093	FNMA, 7.500%, with various maturities from 2024 to 2032(e)	22,571
21,581,059	GNMA, 2.500%, with various maturities in 2049(e)	21,328,048
140,475	GNMA, 3.962%, 6/20/2062(a)	141,097
584,107	GNMA, 1-month LIBOR + 1.940%, 3.971%, 9/20/2063(d)	606,119
69,836	GNMA, 4.011%, 1/20/2063(a)	70,470
17,027	GNMA, 4.041%, 8/20/2061(a)	17,448
77,959	GNMA, 4.114%, 8/20/2062(a)	78,250
146,296	GNMA, 4.124%, 6/20/2062(a)	147,226
76,615	GNMA, 4.210%, 5/20/2063(a)	77,482
109,784	GNMA, 4.305%, 7/20/2063(a)	111,587
17,471	GNMA, 4.330%, 5/20/2062(a)	17,618
179,108	GNMA, 4.342%, 11/20/2062(a)	180,216
163,333	GNMA, 4.360%, 4/20/2062(a)	169,821
196,244	GNMA, 4.375%, 12/20/2062(a)	197,415
10,092,890	GNMA, 4.378%, 12/20/2066(a)	11,007,613
363,729	GNMA, 4.408%, 7/20/2063(a)	368,349
5,517,968	GNMA, 4.412%, 11/20/2066(a)	5,967,247
2,867,856	GNMA, 4.431%, 10/20/2066(a)	3,120,480
3,950,383	GNMA, 4.443%, 2/20/2066(a)	4,274,983
2,669,369	GNMA, 4.445%, 11/20/2062(a)	2,682,201
510,905	GNMA, 4.481%, 10/20/2062(a)	512,235
4,627,862	GNMA, 4.493%, 6/20/2066(a)	5,031,904

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$41,122	GNMA, 4.494%, 7/20/2062(a)	$41,634
305,389	GNMA, 4.516%, 10/20/2062(a)	306,928
6,104,774	GNMA, 4.526%, with various maturities from 2063 to 2066(a)(e)	6,597,587
4,805,757	GNMA, 4.528%, 12/20/2064(a)	5,118,206
3,241,297	GNMA, 4.529%, 9/20/2066(a)	3,541,930
4,021,221	GNMA, 4.532%, 12/20/2063(a)	4,263,015
3,615,870	GNMA, 4.537%, 6/20/2066(a)	3,945,030
11,178,060	GNMA, 4.541%, 12/20/2066(a)	12,250,175
4,688,020	GNMA, 4.547%, 2/20/2065(a)	4,974,283
3,835,459	GNMA, 4.551%, 6/20/2064(a)	4,083,952
2,501,834	GNMA, 4.565%, 4/20/2066(a)	2,712,694
6,354,306	GNMA, 4.577%, 10/20/2064(a)	6,740,755
6,513,267	GNMA, 4.594%, 2/20/2065(a)	6,952,892
2,346,067	GNMA, 4.599%, 1/20/2065(a)	2,495,638
7,134,939	GNMA, 4.604%, 12/20/2064(a)	7,580,137
4,299,424	GNMA, 4.611%, 1/20/2065(a)	4,646,470
770,680	GNMA, 4.637%, 1/20/2064(a)	812,837
2,840,032	GNMA, 4.638%, 3/20/2065(a)	3,005,116
4,608,570	GNMA, 4.639%, 3/20/2066(a)	5,034,815
229,541	GNMA, 4.650%, 1/20/2061(a)	232,528
3,091,215	GNMA, 4.669%, 1/20/2064(a)	3,244,218
5,232,597	GNMA, 4.675%, 6/20/2064(a)	5,572,662
8	GNMA, 4.700%, 10/20/2061(a)	7
3,761,151	GNMA, 4.710%, 1/20/2064(a)	3,999,692
73,393	GNMA, 4.786%, 12/20/2061(a)	75,534
2,299	GNMA, 5.075%, 3/20/2062(a)	2,337

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$228,167	GNMA, 5.500%, 4/15/2038	$252,617
42,953	GNMA, 6.000%, with various maturities from 2029 to 2038(e)	48,620
37,729	GNMA, 6.500%, with various maturities from 2029 to 2032(e)	41,620
56,688	GNMA, 7.000%, with various maturities from 2025 to 2029(e)	58,351
7,069	GNMA, 7.500%, with various maturities from 2025 to 2030(e)	7,683
282	GNMA, 8.500%, 10/15/2022	283

		2,168,895,677

	Natural Gas – 0.0%
3,185,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	3,261,077

	Non-Agency Commercial Mortgage-Backed Securities – 1.2%
14,975,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	15,379,243
7,240,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	7,423,882
16,725,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	17,261,254
18,485,000	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	19,054,591
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.107%, 7/10/2046, 144A(a)	1,040,020
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.702%, 11/10/2046, 144A(a)	3,116,113
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.390%, 8/10/2044, 144A(a)	6,834,302
8,150,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	8,359,775
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.632%, 11/15/2043, 144A(a)	9,551,482
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.230%, 6/15/2044, 144A(a)	5,987,221

		94,007,883

	Oil Field Services – 0.7%
8,323,000	Nabors Industries, Inc., 5.100%, 9/15/2023	7,481,794
29,916,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	34,787,522
8,770,950	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	8,968,296

		51,237,612

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – 0.3%
$5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	$6,072,415
10,350,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	11,307,375
1,989,000	WestRock RKT LLC, 4.900%, 3/01/2022	2,095,596

		19,475,386

	Pharmaceuticals – 0.4%
8,135,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	8,349,682
8,175,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	8,477,475
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,339,255
8,950,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025, 144A	9,193,440

		32,359,852

	Property & Casualty Insurance – 0.2%
13,365,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	13,264,762
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,305,227

		16,569,989

	Railroads – 0.3%
22,355,000	Burlington Northern Santa Fe LLC, 3.550%, 2/15/2050	23,556,907

	Refining – 0.1%
8,665,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	9,304,130

	REITs - Diversified – 0.3%
19,465,000	iStar, Inc., 4.250%, 8/01/2025	19,678,336
1,495,000	iStar, Inc., 4.750%, 10/01/2024	1,549,194

		21,227,530

	Retailers – 0.6%
27,630,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	28,182,876
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	10,115,011
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,880,054

		46,177,941

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Sovereigns – 1.1%
$32,145,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	$33,293,219
20,805,000	Republic of Argentina, 7.500%, 4/22/2026	10,818,600
19,040,000	Republic of Argentina, 7.625%, 4/22/2046	9,567,600
8,015,000	Republic of Indonesia, 3.700%, 1/08/2022, 144A	8,235,493
11,125,000	Republic of Oman, 3.875%, 3/08/2022, 144A	11,266,176
11,830,000	State of Qatar, 3.875%, 4/23/2023, 144A	12,488,482

		85,669,570

	Technology – 1.8%
18,770,000	Apple, Inc., 2.050%, 9/11/2026	18,637,081
18,765,000	Apple, Inc., 2.200%, 9/11/2029	18,412,712
17,895,000	Corning, Inc., 5.450%, 11/15/2079	19,606,260
3,000,000	Equifax, Inc., 3.300%, 12/15/2022	3,088,098
5,101,000	Equifax, Inc., 7.000%, 7/01/2037	6,562,480
15,427,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	15,602,236
17,176,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	20,605,448
7,515,000	Microchip Technologies, Inc., 4.333%, 6/01/2023	7,939,214
10,996,000	Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	11,010,706
7,255,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,489,456
6,140,000	Texas Instruments, Inc., 2.250%, 9/04/2029	6,062,693

		135,016,384

	Tobacco – 0.6%
8,705,000	Altria Group, Inc., 4.400%, 2/14/2026	9,463,607
37,450,000	BAT Capital Corp., 2.789%, 9/06/2024	37,633,291

		47,096,898

	Transportation Services – 0.1%
10,960,000	Ryder System, Inc., MTN, 2.500%, 9/01/2024	11,011,717

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – 25.7%
10,976,000	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	$54,997,553
7,931,400	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	41,785,673
1,170,000	(††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	6,887,453
496,730,000		Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	11,388,887
294,989,000		Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	7,771,788
5,960,000		U.S. Treasury Bond, 2.375%, 11/15/2049	5,956,973
10,350,000		U.S. Treasury Bond, 3.000%, 2/15/2049	11,706,820
40,130,000		U.S. Treasury Bond, 3.375%, 11/15/2048	48,544,759
122,873,643		U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(f)	131,664,013
119,679,404		U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(f)	131,607,381
106,582,570		U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2049(f)	118,428,859
61,842,185		U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(f)	62,210,382
55,327,283		U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(f)	55,818,786
66,896,510		U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(f)	68,312,620
75,605,000		U.S. Treasury Note, 1.625%, 8/15/2029	73,711,922
23,395,000		U.S. Treasury Note, 1.750%, 6/30/2024	23,469,023
96,700,000		U.S. Treasury Note, 1.750%, 12/31/2024	97,005,965
48,325,000		U.S. Treasury Note, 1.750%, 12/31/2026	48,096,589
52,420,000		U.S. Treasury Note, 1.750%, 11/15/2029	51,670,558
95,545,000		U.S. Treasury Note, 2.375%, 5/15/2029	99,377,997
37,405,000		U.S. Treasury Note, 2.625%, 2/15/2029	39,669,756
53,565,000		U.S. Treasury Note, 2.875%, 8/15/2028	57,770,689
624,792,000		U.S. Treasury Note, 3.125%, 11/15/2028	687,442,043

			1,935,296,489

		Utility Other – 0.4%
25,420,000		Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	27,031,882

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 0.4%
$1,424,000	American Tower Corp., 4.700%, 3/15/2022	$1,500,603
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	21,359,089
3,960,000	Millicom International Cellular S.A., 6.625%, 10/15/2026, 144A	4,384,908

		27,244,600

	Wirelines – 1.0%
720,000	AT&T, Inc., 4.350%, 6/15/2045	777,321
6,549,000	AT&T, Inc., 4.500%, 3/09/2048	7,235,323
1,615,000	AT&T, Inc., 4.750%, 5/15/2046	1,827,764
7,715,000	AT&T, Inc., 5.250%, 3/01/2037	9,217,758
10,790,000	AT&T, Inc., 5.450%, 3/01/2047	13,404,124
11,187,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	11,271,014
3,890,000	Telefonica Emisiones S.A., 5.134%, 4/27/2020	3,926,829
23,277,000	Telefonica Emisiones S.A., 5.462%, 2/16/2021	24,159,157

		71,819,290

	Total Non-Convertible Bonds (Identified Cost $6,951,731,184)	7,090,625,537

Municipals – 0.2%
	Local Authorities – 0.2%
17,415,000	University of Virginia, Revenue Bond, Series A, 3.227%, 9/01/2119	16,147,014

	Total Municipals (Identified Cost $17,415,000)	16,147,014

	Total Bonds and Notes (Identified Cost $6,969,146,184)	7,106,772,551

Senior Loans – 2.3%
	Automotive – 0.2%
8,874,604	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 6.159%, 5/19/2023(d)	7,720,905
2,773,050	KAR Auction Services, Inc., 2019 Term Loan B6, 1-month LIBOR + 2.250%, 4.063%, 9/19/2026(d)	2,790,382
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 3.570%, 3/25/2024(g)	1,487,781

		11,999,068

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Chemicals – 0.1%
$4,144,600	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 4.799%, 8/08/2024(d)	$4,106,594

	Consumer Cyclical Services – 0.0%
1,373,017	FrontDoor, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.313%, 8/16/2025(d)	1,385,031

	Consumer Products – 0.3%
11,247,674	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 3.960%, 4/07/2025(d)	11,003,937
1,392,600	Energizer Holdings, Inc., 2018 Term Loan B, 1-month LIBOR + 2.250%, 4.000%, 12/17/2025(d)	1,398,379
1,232,123	Resideo Funding, Inc., Term Loan B, 3-month LIBOR + 2.250%, 4.200%, 10/24/2025(d)	1,222,882
11,502,754	Serta Simmons Bedding LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.250%, 11/08/2023(h)	7,383,388

		21,008,586

	Electric – 0.0%
545,323	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 3.659%, 5/31/2022(d)	545,323

	Gaming – 0.1%
4,442,340	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 3.800%, 12/27/2024(d)	4,458,999

	Industrial Other – 0.0%
3,028,284	Altra Industrial Motion Corp., 2018 Term Loan B, 1-month LIBOR + 2.000%, 3.799%, 10/01/2025(d)	3,034,582

	Leisure – 0.1%
9,805,900	AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1-month LIBOR + 3.000%, 4.800%, 4/22/2026(d)	9,874,149

	Media Entertainment – 0.6%
10,696,380	Entercom Media Corp., 2019 Term Loan, 1-month LIBOR + 2.500%, 4.305%, 11/18/2024(d)	10,763,232
3,468,383	Lamar Media Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.563%, 3/14/2025(d)	3,482,464
3,287,231	Meredith Corp., 2018 Term Loan B, 1-month LIBOR + 2.750%, 4.549%, 1/31/2025(d)	3,301,826
18,253,197	Nielsen Finance LLC, USD Term Loan B4, 1-month LIBOR + 2.000%, 3.710%, 10/04/2023(d)	18,300,838
6,034,875	Sinclair Television Group, Inc., Term Loan B2B, 1-month LIBOR + 2.500%, 4.240%, 9/30/2026(d)	6,049,962

		41,898,322

	Packaging – 0.0%
2,702,788	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.300%, 10/14/2024(d)	2,696,598

	Pharmaceuticals – 0.2%
5,494,871	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 4.490%, 11/27/2025(d)	5,520,312

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Pharmaceuticals – continued
$7,230,585	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.500%, 4.299%, 3/01/2024(d)	$7,249,818
5,013,000	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1-month LIBOR + 2.000%, 3.740%, 11/15/2027(d)	5,052,152

		17,822,282

	Property & Casualty Insurance – 0.1%
2,707,675	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 4.945%, 5/16/2024(d)	2,704,967
2,125,000	USI, Inc., 2019 Incremental Term Loan B, 1-month LIBOR + 4.000%, 5.945%, 12/02/2026(d)	2,136,518

		4,841,485

	Restaurants – 0.2%
18,495,000	1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month LIBOR + 1.750%, 3.549%, 11/19/2026(d)	18,513,310

	Retailers – 0.0%
1,815,000	Hanesbrands, Inc., 2017 Term Loan B, 1-month LIBOR + 1.750%, 3.555%, 12/16/2024(d)	1,819,538

	Technology – 0.3%
9,955,054	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 3.549%, 1/02/2026(d)	9,920,809
1,959,853	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 3.799%, 2/22/2024(d)	1,969,653
9,715,405	SS&C Technologies Inc., 2018 Term Loan B5, 1-month LIBOR + 2.250%, 4.049%, 4/16/2025(d)	9,775,154

		21,665,616

	Transportation Services – 0.1%
9,739,335	Uber Technologies, Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.500%, 5.299%, 7/13/2023(d)	9,709,728

	Total Senior Loans (Identified Cost $179,943,787)	175,379,211

Shares
Preferred Stocks – 0.3%
	Cable Satellite – 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A (Identified Cost $18,210,290)	18,133,798

Common Stocks – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
77,870	Paragon Offshore Ltd., Litigation Units, Class A(b)(c)(i)(j)(k)	779
116,806	Paragon Offshore Ltd., Litigation Units, Class B(i)(k)	1,732,583

	Total Common Stocks (Identified Cost $9,028,818)	1,733,362

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 5.4%
$150,480,000	Federal Home Loan Bank Discount Notes, 1.200%, 1/07/2020(l)	$150,448,441
22,565,000	Federal Home Loan Bank Discount Notes, 1.400%, 1/15/2020(l)	22,552,696
44,738,867	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $44,741,104 on 1/02/2020 collateralized by $845,000 U.S. Treasury Bond, 2.875% due 8/15/2045 valued at $940,408; $42,595,000 U.S. Treasury Note, 1.875% due 7/31/2022 valued at $43,225,065; $1,455,000 U.S. Treasury Note, 1.750% due 7/15/2022 valued at $1,472,040 including accrued interest(m)	44,738,867
30,000,000	U.S. Treasury Bills, 1.555%, 2/20/2020(l)	29,938,138
162,370,000	U.S. Treasury Bills, 1.570%, 1/16/2020(l)	162,281,757

	Total Short-Term Investments (Identified Cost $409,946,371)	409,959,899

	Total Investments – 102.3% (Identified Cost $7,586,275,450)	7,711,978,821
	Other assets less liabilities – (2.3)%	(175,131,159)

	Net Assets – 100.0%	$7,536,847,662

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2019 is disclosed.

(b)	Fair valued by the Fund’s adviser. At December 31, 2019, the value of these securities amounted to $1,047,799 or less than 0.1% of net assets.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(e)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)	Treasury Inflation Protected Security (TIPS).
(g)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at December 31, 2019. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(h)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at December 31, 2019.
(i)	Non-income producing security.
(j)	Illiquid security.
(k)	Securities subject to restriction on resale. At December 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	$429,948	$779	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	8,598,870	1,732,583	Less than 0.1%

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $1,153,789,753 or 15.3% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

MXN	Mexican Peso
UYU	Uruguayan Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$132,360,224	$34,507	(a)	$132,394,731
Collateralized Mortgage Obligations	—	75,956,417	1,012,513	(a)	76,968,930
All Other Non-Convertible Bonds*	—	6,881,261,876	—		6,881,261,876

Total Non-Convertible Bonds	—	7,089,578,517	1,047,020		7,090,625,537

Municipals*	—	16,147,014	—		16,147,014

Total Bonds and Notes	—	7,105,725,531	1,047,020		7,106,772,551

Senior Loans*	—	175,379,211	—		175,379,211
Preferred Stocks*	—	18,133,798	—		18,133,798
Common Stocks*	—	1,732,583	779	(a)	1,733,362
Short-Term Investments	—	409,959,899	—		409,959,899

Total	$—	$7,710,931,022	$1,047,799		$7,711,978,821

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$41,289	$—	$—	$36	$—	$(6,818)	$—	$—	$34,507	$(39)
Collateralized Mortgage Obligations	—	—	1,294	(3,943)	—	(447,488)	1,462,650	—	1,012,513	(3,943)
Common Stocks
Oil, Gas & Consumable Fuels	779	—	—	—	—	—	—	—	779	—

Total	$42,068	$—	$1,294	$(3,907)	$—	$(454,306)	$1,462,650	$—	$1,047,799	$(3,982)

Debt securities valued at $1,462,650 were transferred from Level 2 to Level 3 during the period ended December 31, 2019. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2019 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2019 (Unaudited)

Mortgage Related	28.8%
Treasuries	25.7
Banking	9.3
Agency Commercial Mortgage-Backed Securities	3.0
Government Owned - No Guarantee	2.6
Technology	2.1
Other Investments, less than 2% each	25.4
Short-Term Investments	5.4

Total Investments	102.3
Other assets less liabilities	(2.3)

Net Assets	100.0%